Share-based compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Share-based compensation

10. Share-based compensation

For the three and nine months ended March 31, 2025, total share-based compensation expenses recognized were $101,000 and $153,266, respectively.

For the three and nine months ended March 31, 2026, total share-based compensation expenses recognized were nil.

(1) Employee

On January 6, 2025, with the approval from the Board of the Company, an employee was granted equity award from inception of the employment agreement, which represented 0.1% of the Company’s total shares outstanding at issuance date (the “0.1% Award”, i.e., 1.5 shares). The equity award had a vesting period of 24 months after grant, but with no requisite service period. Alongside the employee’s separation in September 2025, the equity award remained its vesting pace under the 24-month vesting schedule. As of March 31, 2026, 0.9375 shares of the Company were vested, with remaining 0.5625 shares unvested.

(2) Non-employee

On December 2, 2024, with the approval from the Board of the Company, a contractor was granted equity award from inception of the contractor agreement representing 0.053333% of the Company’s total shares outstanding at issuance date (“0.05% Award”, i.e., 0.8 shares). The equity award had a vesting period of 24 months after grant, with half vested as of April 1, 2025 and remaining as of November 1, 2026, but with no requisite service period. As of March 31, 2026, the first half of the equity award had been vested, the remaining half had been outstanding.

The Company’s share-based compensation awards are expected to be settled through transfers of existing ordinary shares held by the controlling shareholder, rather than through the issuance of new shares by the Company. The underlying ordinary shares are included in the issued and outstanding shares as of the balance sheet date; accordingly, such settlement is not expected to increase the Company’s total issued and outstanding shares. The vested shares are not recorded in the individual names of the holders on the Company’s stock ledger, but held by the controlling shareholder on their behalf, mainly due to the plan to a direct register of shares under the listed company during de-SPAC transaction. The Company, as well as the controlling shareholder deemed the grant as the time when the employee and non-employees are entitled to economic benefits and risks of the subsequent changes in fair value of the granted shares accordingly to the agreed vesting period.

11. Share-based compensation

For the years ended June 30, 2024 and 2025, total share-based compensation expenses recognized were $21,104 and $153,266, respectively.

The following table sets forth the share-based compensation expenses for the years ended June 30, 2024 and 2025:

	For the years ended June 30,
	2024	2025
Selling and marketing expenses	$-	$153,266
General and administrative expenses	21,104	-
Total	$21,104	$153,266

(1) Employee

On January 6, 2025, with the approval from the Board of the Company, an employee was granted equity award from inception of the employment agreement, which represented 0.1% of the Company’s total shares outstanding at issuance date (the “0.1% Award”, i.e., 1.5 shares). The equity award had a vesting period of 24 months after grant, but with no requisite service period. Alongside with the employee’s separation in September 2025, the equity award remained its vesting pace under the 24-month vesting schedule. As of June 30, 2025, 0.375 shares of the Company were vested, with remaining 1.125 shares unvested.

The Company determined January 6, 2025 to be the grant date of the 0.1% Award and recognized total share-based compensation expense amounted to $101,000 at the grant date for the award since the explicit service vesting condition is not the employee’s requisite service period, and the vesting condition is not a service condition but is merely a delayed exercisability provision. The share-based compensation expense was calculated based on the fair value of the 0.1% Award as of the grant date. The fair value of the 0.1% Award was determined with assistance of an independent third-party valuation specialist using discounted cash flow method with key assumptions of risk free rate of 4.24%, discount rate of 13.6% and perpetual rate of 3.0%.

(2) Non-employee

On December 2, 2024, with the approval from the Board of the Company, a contractor was granted equity award from inception of the contractor agreement representing 0.053333% of the Company’s total shares outstanding at issuance date (“0.05% Award”, i.e., 0.8 shares). The equity award had a vesting period of 24 months after grant, with half vested as of April 1, 2025 and remaining as of November 1, 2026, but with no requisite service period. As of June 30, 2025, the first half of the equity award had been vested, the remaining half had been outstanding.

The Company determined December 2, 2024 to be the grant date of the 0.05% Award and recognized total share-based compensation expense amounted to $52,266 at the grant date for the award since the explicit service vesting condition is not the nonemployee’s vesting period, and the vesting condition is not a service condition but is merely a delayed exercisability provision. The share-based compensation expense was calculated based on the fair value of the 0.1% Award as of the grant date. The fair value of the 0.05% Award was determined with assistance of an independent third-party valuation specialist using discounted cash flow method with key assumptions of risk free rate of 4.36%, discount rate of 14.9% and perpetual rate of 3.0%.

On May 9, 2023, the Company entered into an agreement with a third-party Service Provider to receive accelerator training services. In consideration for these services, the Company agreed to grant the Service Provider equity equal to 0.425% of shares outstanding at issuance. The Company accounts for the award as consideration for services in accordance with ASC 718, Compensation—Stock Compensation. The Company measures equity instruments granted to a non-employee in exchange for services at their fair value on the grant date and engaged an independent third-party valuation specialist to determine the grant-date fair value using discounted cash flow method with key assumptions of risk free rate of 3.81%, discount rate of 15.5% and perpetual rate of 3.0%. The related compensation cost is recognized as expense, with a corresponding increase to additional paid-in capital, on a straight-line basis over the requisite service period during which the counterparty provides services, which was from May 2023 through July 2023. For the year ended June 30, 2024, the Company recognized $21,104, which was recorded within general and administrative expense in the statements of operations and comprehensive loss. The award was fully vested as of June 30, 2024 and 2025.

The Company’s share-based compensation awards are expected to be settled through transfers of existing ordinary shares held by the controlling shareholder, rather than through the issuance of new shares by the Company. The underlying ordinary shares are included in the issued and outstanding shares as of the balance sheet date; accordingly, such settlement is not expected to increase the Company’s total issued and outstanding shares. The vested shares are not recorded in the individual names of the holders on the Company’s stock ledger, but held by the controlling shareholder on their behalf, mainly due to the plan to a direct register of shares under the listed company during de-SPAC transaction. The Company, as well as the controlling shareholder deemed the grant as the time when the employee and non-employees are entitled to economic benefits and risks of the subsequent changes in fair value of the granted shares accordingly to the agreed vesting period.